Commodity Derivative Instruments And Hedging Activities (Realized And Unrealized Gains On Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized and unrealized gains (losses) on derivatives, net	$ 5,726	$ 15,902	$ (474)	$ 22,319	$ 20,769	$ 13,650	$ 17,417
Not Designated as Hedging Instrument [Member]
Realized (losses) gain	(1,492)	3,354	488	30,405	30,846	8,835	41,087
Unrealized gains (losses)	7,218	12,548	(962)	(8,086)	(10,077)	4,815	(23,670)
Realized and unrealized gains (losses) on derivatives, net	$ 5,726	$ 15,902	$ (474)	$ 22,319	$ 20,769	$ 13,650	$ 17,417